Fees Summary	Nov. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,981,759,750.00
Previously Paid Amount	0.00
Total Fee Amount	826,081.02
Total Offset Amount	0.00
Net Fee	826,081.02
Narrative - Max Aggregate Offering Price	$ 5,981,759,750.00
Final Prospectus	true